Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Preferred Stock (Series B) [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance as of, Value at Dec. 31, 2010	$ 362,142	$ 0	$ 6	$ 519,971	$ (82,895)	$ (74,940)
Balance as of, Shares at Dec. 31, 2010		0	60,300,000
Net income	87,592					87,592
Dividends - Common stock	(61,506)					(61,506)
Other comprehensive income/ (loss)	(58,242)				(58,242)
Balance as of, value at Dec. 31, 2011	329,986	0	6	519,971	(141,137)	(48,854)
Balance as of, shares at Dec. 31, 2011		0	60,300,000
Net income	81,129					81,129
Dividends - Common stock	(73,089)					(73,089)
Other comprehensive income/ (loss)	(11,705)				(11,705)
Follow-on offerings proceeds, net, value	194,802		2	194,800
Follow-on offerings proceeds, net, shares			14,500,000
Follow-on offerings expenses	(671)			(671)
Balance as of, value at Dec. 31, 2012	520,452	0	8	714,100	(152,842)	(40,814)
Balance as of, shares at Dec. 31, 2012		0	74,800,000
Net income	103,087					103,087
Preferred stock Series B issuance, value	48,425			48,425
Preferred stock Series B issuance, shares		2,000,000
Preferred stock Series B expenses	(383)			(383)
Dividends - Common stock	(80,784)					(80,784)
Dividends - Preferred stock	(1,536)					(1,536)
Other comprehensive income/ (loss)	67,688				67,688
Balance as of, value at Dec. 31, 2013	$ 656,949	$ 0	$ 8	$ 762,142	$ (85,154)	$ (20,047)
Balance as of, shares at Dec. 31, 2013		2,000,000	74,800,000